Fair Value Measurements (Details) - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 25, 2015	Dec. 30, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill		$ 0
Non-cash impairment	$ 0	3,924,000
Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	167,006,000	54,032,000	$ 56,996,000
Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	0	0	0
Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	$ 0	$ 0	$ 0